Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 41,837	$ 32,915
Fixed bank deposits	17,973	110,336
Total cash and cash equivalents	$ 59,809	$ 143,251	$ 149,042	$ 136,708